Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders' deficit
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	950,000,000	950,000,000	950,000,000
Common Stock, Shares Issued	104,477,936	104,477,936	71,153,300
Common Stock, Shares Outstanding	104,477,936	104,477,936	71,153,300
Preferred Sock, Shares Authorized	250,000,000	250,000,000
Series A Preferred Stock [Member]
Stockholders' deficit
Preferred Stock, Par Value	$ 0.0001	$ 0.001	$ 0.001
Preferred Sock, Shares Authorized	150,000,000	150,000,000	150,000,000
Peferred Stock, Shares Issued	63,038,284	63,038,284	62,138,680
Preferred Stock, Shares Outstanding	63,038,284	63,038,284	62,138,680